Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		ILS (₪)		USD ($)	Share capital ILS (₪) shares	Share premium ILS (₪)	Treasury Shares ILS (₪)	Other reserves ILS (₪)	Retained earnings ILS (₪)	Total ILS (₪)	Non-Controlling interests ILS (₪)
Beginning balance at Dec. 31, 2014		₪ 3,588			₪ 3	₪ 1,057	[1]	₪ (48)	₪ (51)	₪ 961	₪ 2,627
Beginning balance, shares at Dec. 31, 2014 | shares	[2]				29,889,045
Exercise of options in a subsidiary		19						(1)		(1)	20
Dividends to non-controlling interests		(1,232)									(1,232)
Dividends to shareholders		(127)							(127)	(127)
Other comprehensive profit (loss), net of tax		7						2		2	5
Net profit for the year		1,136							210	210	926
Comprehensive profit for the year		1,143						2	210	212	931
Ending balance at Dec. 31, 2015		3,391		$ 882	₪ 3	1,057	[1]	(47)	32	1,045	2,346
Ending balance, shares at Dec. 31, 2015 | shares	[2]				29,889,045
Exercise of options in a subsidiary		4						(2)		(2)	6
Transactions with non-controlling interest, net of tax		850							722	722	128
Dividends to non-controlling interests		(1,062)									(1,062)
Dividends to shareholders		(355)							(355)	(355)
Other comprehensive profit (loss), net of tax		(15)						3	(7)	(4)	(11)
Net profit for the year		488							(236)	(236)	724
Comprehensive profit for the year		473						3	(243)	(240)	713
Ending balance at Dec. 31, 2016		3,301		952	₪ 3	1,057	[1]	(46)	156	1,170	2,131
Ending balance, shares at Dec. 31, 2016 | shares	[2]				29,889,045
Dividends to non-controlling interests		(948)		(273)							(948)
Other comprehensive profit (loss), net of tax		(8)		(2)				1	(3)	(2)	(6)
Net profit for the year		741	[3]	213					78	78	663
Comprehensive profit for the year		733	[3]	211				1	75	76	657
Ending balance at Dec. 31, 2017		₪ 3,086		$ 890	₪ 3	₪ 1,057	[1]	₪ (45)	₪ 231	₪ 1,246	₪ 1,840
Ending balance, shares at Dec. 31, 2017 | shares	[2]				29,889,045

[1]	Represents an amount less than NIS 1.
[2]	Net of treasury shares.
[3]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.